Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents.
Schedule of cash and cash equivalents

	2021	2020

	US$’000
Bank balances and cash in hand	499,301	187,125
Demand deposits	1,043,999	383,289
	1,543,300	570,414